SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES

                                -----------------

DWS Blue Chip Fund                       DWS Target 2010 Fund
DWS Growth & Income Fund                 DWS Target 2011 Fund
DWS Disciplined Market Neutral Fund DWS Target 2012 Fund DWS Disciplined Long/Short Growth Fund DWS Target 2013 Fund
                                         DWS Target 2014 Fund

--------------------------------------------------------------------------------

Effective August 1, 2009, Julie Abbett will no longer serve as a portfolio manager of the above-listed funds. All references to Ms. Abbett are hereby deleted.



               Please Retain This Supplement for Future Reference


July 17, 2009                                             [DWS INVESTMENTS LOGO]
DMF-3687                                                     Deutsche Bank Group